SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details - Allowance for credit losses) - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Accounting Policies [Abstract]
Allowance for credit losses, beginning	$ 79,832
Provision for credit losses	39,414	$ 43,663
Write off of previously-reserved account balances	0
Allowance for credit losses, ending	$ 119,246